Related party transactions (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Jun. 30, 2023 USD ($)
Disclosure of transactions between related parties [line items]
Fixed salaries and benefits		$ 4,655	$ 4,998
Variable incentive-based compensation		6,139	7,913
Share-based compensation		9,915	11,881
Remuneration of directors and other key management personnel		20,709	24,792
Charge taken on exit from non-core asset management business		$ 5,142	$ 0
Key management personnel of entity or parent | DSU Plan
Disclosure of transactions between related parties [line items]
Vesting period		3 years
Number of DSU's issued during the year (shares) | shares		15,782	16,820
Key management personnel of entity or parent | Non-core asset management business | Disposed of By Sale [Member]
Disclosure of transactions between related parties [line items]
Charge taken on exit from non-core asset management business	$ 3,600
Former management team | Canadian broker-dealer | Disposed of By Sale [Member]
Disclosure of transactions between related parties [line items]
Net assets				$ 6,300